Capital Stock - Schedule of Authorized but Unissued Common Stock for Possible Future Issuance (Details)	Mar. 31, 2025 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock for possible future issuance	24,551,226
Exercise of stock warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock for possible future issuance	429,231
Conversion of Preferred Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock for possible future issuance	21,688,267
Long Term Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock for possible future issuance	2,433,728